Accounts receivable, net - Allowance of credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Balance at the beginning of the year	¥ 107,032	¥ 96,959
Additions	44,508	12,388
Write-off	(6,306)	(2,683)
Recovery of write-off	554	368
Balance at the end of the year	¥ 145,788	¥ 107,032